Consolidates Statement Of Change In Equity Statement - GBP (£) £ in Thousands		Total	Share capital	Share premium account	Share- based payment reserve	Merger reserve	Special reserve	Currency translation reserve	Accumulated losses reserve
Beginning balance at Jan. 31, 2016		£ 16,080	£ 613	£ 46,035	£ 3,757	£ (1,943)	£ 19,993	£ 21	£ (52,396)
Profit for the year		(21,371)							(21,371)
Currency translation adjustment		29						29
Total comprehensive profit for the year		(21,342)	0	0	0	0	0	29	(21,371)
New share capital issued from exercise of warrants		107	2	105
Share options exercised		283	3	280
Share-based payment		1,379			1,379
Ending balance at Jan. 31, 2017		(3,493)	618	46,420	5,136	(1,943)	19,993	50	(73,767)
Profit for the year	[1]	(20,190)							(20,190)
Currency translation adjustment		(13)						(13)
Total comprehensive profit for the year	[1]	(20,203)						(13)	(20,190)
New share capital issued		14,931	84	14,847
Transaction costs on share capital issued		(1,428)		(1,428)
Issue of ordinary shares as consideration for a business combination		5,000	30			4,970
New share capital issued from exercise of warrants		10	1	9
Share options exercised		392	3	389
Share-based payment		1,607			1,607
Ending balance (Previously reported) at Jan. 31, 2018		9,875	736	60,237	6,743	3,027	19,993	37	(80,898)
Ending balance at Jan. 31, 2018	[1]	(3,184)	736	60,237	6,743	3,027	19,993	37	(93,957)
Profit for the year		7,527							7,527
Currency translation adjustment		19						19	0
Total comprehensive profit for the year		7,546						19	7,527
New share capital issued		34,648	864	33,784
Transaction costs on share capital issued		(1,313)	0	(1,313)
Share options exercised		102	4	98
Share-based payment		4,743			4,743
Transfer					(10,338)				10,338
Ending balance at Jan. 31, 2019		£ 42,542	£ 1,604	£ 92,806	£ 1,148	£ 3,027	£ 19,993	£ 56	£ (76,092)

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 15 Revenue from contracts with customers.’